Retirement Benefits (Funded Status Of Benefit Plans And Amounts Included In Regulatory Assets And OCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts recognized in the consolidated balance sheet consist of:
Noncurrent liability	$ 1,138		$ 1,253
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	3,829	[1]	3,553	[1]
Change in benefit obligation:
Net benefit obligation at beginning of year	3,764	[1]	3,366	[1]
Service cost	81	[1]	73	[1]	65
Interest cost	166	[1]	175	[1]	181
Plan amendments	0	[1],[2]	(16)	[1],[2]
Participant contributions	0	[1]	0	[1]
Actuarial (gain) loss	240	[1]	335	[1]
Benefits paid	(200)	[1]	(169)	[1]
Net benefit obligation at end of year	4,051	[1]	3,764	[1]	3,366	[1]
Change in plan assets:
Fair value of plan assets at beginning of year	2,814	[1]	2,664	[1]
Actual return on plan assets	385	[1]	223	[1]
Employer contributions	128	[1]	96	[1]	81
Participant contributions	0	[1]	0	[1]
Benefits paid	(200)	[1]	(169)	[1]
Fair value of plan assets at end of year	3,127	[1]	2,814	[1]	2,664	[1]
Funded status - deficiency	924	[1]	950	[1]
Accrued benefit cost at December 31	924	[1]	950	[1]
Amounts recognized in the consolidated balance sheet consist of:
Current liability	3	[1]	3	[1]
Noncurrent liability	921	[1]	947	[1]
Net liability recognized	924	[1]	950	[1]
Amounts recognized in regulatory assets consist of:
Net actuarial loss	699	[1]	734	[1]
Prior service cost (credit)	(6)	[1]	(7)	[1]
Transition obligation	0	[1]	0	[1]
Amounts (pretax) recognized in accumulated OCI consist of:
Net actuarial loss	65	[1]	54	[1]
Prior service cost (credit)	(14)	[1]	(16)	[1]
Total	744	[1]	765	[1]
Postretirement Benefits [Member]
Change in benefit obligation:
Net benefit obligation at beginning of year	1,145	[1]	1,036	[1]
Service cost	22	[1]	20	[1]	18
Interest cost	47	[1]	54	[1]	58
Plan amendments	0	[1]	0	[1]
Participant contributions	16	[1]	18	[1]
Actuarial (gain) loss	(10)	[1]	71	[1]
Benefits paid	(69)	[1]	(63)	[1]
Early retiree reinsurance program receipt	2	[1]	3	[1]
Federal subsidy on benefits paid	4	[1]	6	[1]
Net benefit obligation at end of year	1,157	[1]	1,145	[1]	1,036	[1]
Change in plan assets:
Fair value of plan assets at beginning of year	836	[1]	735	[1]
Actual return on plan assets	104	[1]	8	[1]
Employer contributions	45	[1]	129	[1]	36
Federal subsidy on benefits paid	4	[1]	6	[1]
Early retiree reinsurance program receipt	2	[1]	3	[1]
Participant contributions	16	[1]	18	[1]
Benefits paid	(69)	[1]	(63)	[1]
Fair value of plan assets at end of year	938	[1]	836	[1]	735	[1]
Funded status - deficiency	219	[1]	309	[1]
Accrued benefit cost at December 31	219	[1]	309	[1]
Amounts recognized in the consolidated balance sheet consist of:
Current liability	2	[1]	3	[1]
Noncurrent liability	217	[1]	306	[1]
Net liability recognized	219	[1]	309	[1]
Amounts recognized in regulatory assets consist of:
Net actuarial loss	103	[1]	177	[1]
Prior service cost (credit)	(24)	[1]	(28)	[1]
Transition obligation	0	[1]	2	[1]
Amounts (pretax) recognized in accumulated OCI consist of:
Net actuarial loss	5	[1]	5	[1]
Prior service cost (credit)	(6)	[1]	(7)	[1]
Total	$ 78	[1]	$ 149	[1]

[1]	Not applicable.
[2]	In 2011, Ameren’s pension plan was amended to adjust the calculation of the future benefit obligation of approximately 430 labor union-represented employees from a traditional, final pay formula to a cash balance formula.